Property and Equipment (Details) - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 5,577,903	$ 4,892,455	$ 2,394,643
Accumulated depreciation and amortization	(1,866,424)	(1,551,839)	(573,822)
Property and equipment, net	3,711,479	3,340,616	1,820,821
Vehicle [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	840,354	1,148,993	535,857
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,205,530	884,685	441,725
Furniture, fixtures and equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 3,532,019	$ 2,858,777	$ 1,417,061